Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 659	$ 303
Inventories, Lubricants	11,475	9,044
Inventories, Spare parts	1,656	1,658
Total	$ 13,790	$ 11,005